Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Reconciliation Between IFRS and IFRS-EU
A reconcilliation between IFRS and
EU-IFRS
is included in the table below.

	Shareholders’ equity			Net result
	2021	2020	2019	2021	2020	2019

In accordance with IFRS	23,813	22,018	21,842	2,029	(135)	1,236

Adjustment of EU ‘IAS 39’ carve-out	632	1,054	774	(422)	280	375

Tax effect of the adjustment	(163)	(257)	(167)	93	(90)	(86)

Effect of the adjustment after tax	469	798	607	(328)	190	289

In accordance with EU-IFRS	24,282	22,815	22,449	1,701	55	1,525

Summary of Change in Fair Value
The table below presents an overview of the fair value of the classes of financial assets as of December 31, 2021, as well as the change in fair value during the reporting period. The asset classes are divided into two categories:

♦	SPPI: assets of which cash flows represent solely payments of principal and interest (SPPI) on an outstanding principal amount, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis; and

♦	Other: all financial assets other than those specified in SPPI:

♦	with contractual terms that do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding;

♦	that meet the definition of held for trading in IFRS 9; or

♦	that are managed and whose performance are evaluated on a fair value basis.

		2021		2020

Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period	Fair value at the end of the reporting period	Change in fair value during the reporting period

Shares 1)	SPPI	44	10	51	2

	Other	618	36	623	8

Debt securities	SPPI	93,234	(3,132)	92,836	5,461

	Other	3,961	(75)	6,514	6

Money Markets and other short-term investments	SPPI	2,324	(0)	2,657	-

	Other	2,586	-	2,011	-

Mortgage loans	SPPI	44,366	(195)	43,258	72

	Other	-	-	-	-

Private loans	SPPI	5,474	(267)	5,261	213

	Other	36	(10)	50	13

Deposits with financial institutions	SPPI	52	-	92	-

	Other	-	-	-	-

Policy loans	SPPI	1	-	1	-

	Other	1,892	(0)	1,800	12

Other financial assets	SPPI	-	-	-	-

	Other	5,598	724	4,946	(145)

At December 31		160,187	(2,909)	160,100	5,644

1	The SPPI-compliant shares include preferred equity instruments.

Summary of Credit Risk Rating Grades
Credit Risk
The table below details the credit risk rating grades, as of December 31, 2021, for financial assets with cash flows that are SPPI, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis. The tables show the carrying value of those financial assets applying IAS 39 (in the case of financial assets measured at amortized cost, before adjusting for any impairment allowances).

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total

2021

Shares – Carried at fair value	-	-	-	23	13	-	8	-	44

Debt securities – Carried at fair value	26,076	10,195	24,916	28,524	1,828	918	754	24	93,234

Money market and other short-term investments- carried at fair value	25	120	1,986	193	-	-	-	-	2,324

Mortgage loans– Carried at amortized cost	1,383	4,221	3,301	519	59	-	-	31,141	40,624

Private loans – Carried at amortized cost	2,607	216	189	1,050	44	-	-	744	4,850

Other financial assets – Carried at fair value	-	-	13	1	-	18	-	21	53
At December 31	30,090	14,752	30,405	30,310	1,944	936	762	31,930	141,128

2020

Shares – Carried at fair value	-	-	-	17	24	7	3		51

Debt securities – Carried at fair value	28,970	9,869	23,615	26,310	2,119	938	1,015	2	92,836

Money market and other short-term investments- carried at fair value	136	129	2,178	213	-	-	-	-	2,657

Mortgage loans– Carried at amortized cost	1,066	3,494	3,369	695	78	-	-	30,596	39,298

Private loans – Carried at amortized cost	1,913	74	142	1,098	46	-	-	1,068	4,341

Other financial assets – Carried at fair value	-	-	6	1	-	45	1	41	93
At December 31	32,085	13,565	29,309	28,334	2,267	989	1,018	31,707	139,275

Summary of Credit Risk Exposure

	2021		2020

SPPI compliant financial assets rated BB or below	Carrying amount	Fair value	Carrying amount	Fair value

Shares – Carried at fair value	21	21	34	34

Debt securities – Carried at fair value	3,524	3,524	4,073	4,073

Mortgage loans – Carried at amortized cost	31,200	34,254	30,674	33,828

Private loans – Carried at amortized cost	788	816	1,114	1,210

Deposits with financial institutions – Carried at amortized cost	38	38	85	86

Other financial assets – Carried at fair value	1	1	1	1
At December 31	35,572	38,654	35,982	39,232

AEGBanco Santander [member]
Statement [LineItems]
Summary of Change in Fair Value

		2021		2020
Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period	Fair value at the end of the reporting period	Change in fair value during the reporting period

Debt securities	SPPI	178	8	169	119

	Other	-	-	1	-

Money Markets and other short-term investments	SPPI	-	-	-	-

	Other	10	-	37	-
At December 31		188	8	207	119

Summary of Credit Risk Rating Grades

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total

2021

Debt securities – Carried at fair value	8	13	120	37	-	-	-	-	178
At December 31	8	13	120	37	-	-	-	-	178

2020

Debt securities – Carried at fair value	9	19	106	35	-	-	-	-	169
At December 31	9	19	106	35	-	-	-	-	169